                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-2782

                      (Investment Company Act File Number)

                     Federated High Income Bond Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                      Date of Fiscal Year End:  3/31/2008

             Date of Reporting Period:  Six months ended 9/30/2007

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated High Income Bond Fund, Inc.

Established 1977

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2007

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2007		2007	2006		2005		2004		2003
Net Asset Value, Beginning of Period	$8.11		$7.87	$7.96		$8.05		$7.30		$7.68
Income From Investment Operations:
Net investment income	0.28		0.58 [1]	0.59		0.58		0.62		0.67	[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.19)		0.25	(0.09)		(0.05)		0.75)		(0.37)
TOTAL FROM INVESTMENT OPERATIONS	0.09		0.83	0.50		0.53		1.37		0.30
Less Distributions:
Distributions from net investment income	(0.29)		(0.59)	(0.59)		(0.62)		(0.62)		(0.68)
Redemption Fees	0.00	[2]	0.00 [2]	0.00	[2]	0.00	[2]	--		--
Net Asset Value, End of Period	$7.91		$8.11	$7.87		$7.96		$8.05		$7.30
Total Return [3]	1.08%		11.05%	6.57	% [4]	6.77	% [5]	19.42%		4.43%

Ratios to Average Net Assets:
Net expenses	1.23	% [6]	1.22%	1.20%		1.22%		1.21%		1.23%
Net investment income	7.04	% [6]	7.35%	7.21%		7.24%		7.60%		9.31%
Expense waiver/reimbursement [7]	0.01	% [6]	0.01%	0.03%		0.02%		0.00	% [8]	0.00	% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$648,807		$700,306	$712,791		$775,085		$884,503		$817,147
Portfolio turnover	10%		32%	24%		34%		51%		43%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Shareholder Services Provider, which had an impact of 0.01% on the total return.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2007		2007	2006	2005		2004		2003
Net Asset Value, Beginning of Period	$8.10		$7.86	$7.96	$8.04		$7.29		$7.68
Income From Investment Operations:
Net investment income	0.25		0.52 [1]	0.53	0.52		0.56		0.62	[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.19)		0.25	(0.10)	(0.04)		0.75		(0.39)
TOTAL FROM INVESTMENT OPERATIONS	0.06		0.77	0.43	0.48		1.31		0.23
Less Distributions:
Distributions from net investment income	(0.26)		(0.53)	(0.53)	(0.56)		(0.56)		(0.62)
Redemption Fees	0.00	[2]	0.00 [2]	0.00 [2]	0.00	[2]	--		--
Net Asset Value, End of Period	$7.90		$8.10	$7.86	$7.96		$8.04		$7.29
Total Return [3]	0.70%		10.22%	5.65%	6.10	% [4]	18.54%		3.53%

Ratios to Average Net Assets:
Net expenses	1.99	% [5]	1.97%	1.97%	1.97%		1.96%		1.98%
Net investment income	6.27	% [5]	6.58%	6.44%	6.49%		6.85%		8.56%
Expense waiver/reimbursement [6]	0.01	% [5]	0.01%	0.01%	0.02%		0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$327,122		$409,977	$536,632	$746,111		$945,435		$892,103
Portfolio turnover	10%		32%	24%	34%		51%		43%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2007		2007	2006	2005		2004		2003
Net Asset Value, Beginning of Period	$8.10		$7.86	$7.96	$8.04		$7.30		$7.68
Income From Investment Operations:
Net investment income	0.25		0.52 [1]	0.53	0.52		0.56		0.62	[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.19)		0.25	(0.10)	(0.04)		0.74		(0.38)
TOTAL FROM INVESTMENT OPERATIONS	0.06		0.77	0.43	0.48		1.30		0.24
Less Distributions:
Distributions from net investment income	(0.26)		(0.53)	(0.53)	(0.56)		(0.56)		(0.62)
Redemption Fees	0.00	[2]	0.00 [2]	0.00 [2]	0.00	[2]	--		--
Net Asset Value, End of Period	$7.90		$8.10	$7.86	$7.96		$8.04		$7.30
Total Return [3]	0.70%		10.24%	5.65%	6.10	% [4]	18.39%		3.66%

Ratios to Average Net Assets:
Net expenses	1.98	% [5]	1.97%	1.97%	1.97%		1.96%		1.98%
Net investment income	6.29	% [5]	6.60%	6.44%	6.49%		6.85%		8.56%
Expense waiver/reimbursement [6]	0.01	% [5]	0.01%	0.01%	0.02%		0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$128,317		$147,719	$163,133	$203,362		$246,559		$202,813
Portfolio turnover	10%		32%	24%	34%		51%		43%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2007	Ending Account Value 9/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 1,010.80	$ 6.18
Class B Shares	$1,000	$ 1,007.00	$ 9.98
Class C Shares	$1,000	$ 1,007.00	$ 9.93
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.85	$ 6.21
Class B Shares	$1,000	$1,015.05	$10.02
Class C Shares	$1,000	$1,015.10	$ 9.97

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.23%
Class B Shares	1.99%
Class C Shares	1.98%

Portfolio of Investments Summary Table

At September 30, 2007, the Fund's index classification 1 was as follows:

Index Classification	Percentage of Total Net Assets
Media--Non-Cable	10.3%
Health Care	7.6%
Industrial--Other	7.3%
Food & Beverage	6.2%
Chemicals	5.8%
Utility--Natural Gas	5.6%
Technology	5.3%
Utility--Electric	5.0%
Consumer Products	4.7%
Gaming	4.6%
Automotive	3.7%
Energy	3.5%
Other [2]	27.5%
Cash Equivalents [3]	1.4%
Other Assets and Liabilities--Net [4]	1.5%
TOTAL	100.0%

1 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund's adviser.

2 For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2007 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--96.3%
		Aerospace/Defense--2.3%
$2,850,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$2,828,625
3,400,000		DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	3,374,500
3,900,000	[1,2]	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Note, Series 144A, 8.875%, 4/1/2015	3,939,000
1,550,000	[1,2]	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series 144A, 9.75%, 4/1/2017	1,588,750
4,700,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	4,629,500
3,950,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	3,811,750
3,175,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	3,135,312
1,775,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	1,801,625
		TOTAL	25,109,062
		Automotive--3.7%
2,350,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	2,056,250
4,975,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	3,930,250
5,525,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 8.11%, 1/13/2012	5,225,280
6,375,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	5,979,202
1,950,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	1,976,485
4,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	3,747,924
10,575,000		General Motors Corp., Deb., 7.40%, 9/1/2025	8,565,750
3,450,000		General Motors Corp., Note, 8.375%, 7/15/2033	3,040,312
1,475,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	1,493,437
4,575,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	4,666,500
		TOTAL	40,681,390
		Building Materials--1.2%
1,488,000		Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.36%, 6/15/2012	1,476,840
1,375,000		Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	1,357,812
1,075,000		Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011	1,085,750
2,325,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	2,092,500
1,425,000		Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	883,500
2,050,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	1,788,625
3,700,000	[1,2]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	3,533,500
975,000		Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013	977,437
		TOTAL	13,195,964
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals--5.2%
$3,025,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	$2,888,875
5,050,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	5,113,125
5,025,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012	5,251,125
3,350,000		Equistar Chemicals LP, Company Guarantee, 6.875%, 6/15/2017	3,651,500
2,928,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	3,037,800
2,550,000		Equistar Chemicals LP, Sr. Unsecd. Note, 8.25%, 9/15/2016	2,887,875
5,275,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	5,828,875
5,175,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	5,459,625
2,966,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	3,151,375
1,200,000	[1,2]	Mosaic Co./The, Sr. Note, 7.375%, 12/1/2014	1,266,000
1,600,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	1,714,000
2,163,000		Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	1,892,625
1,325,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	1,358,125
4,200,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	4,431,000
3,225,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	2,958,937
3,900,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	3,822,000
1,900,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	2,009,239
1,175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,276,350
		TOTAL	57,998,451
		Construction Machinery--0.0%
8,375,000	[3,4]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	0
		Consumer Products--4.7%
5,575,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	4,989,625
2,047,856		AAC Group Holding Corp., Sr. PIK Deb., Series WI, 14.75%, 10/1/2012	2,017,138
1,800,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	1,800,000
3,325,000		American Greetings Corp., Sr. Note, 7.375%, 6/1/2016	3,241,875
3,450,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	3,337,875
4,700,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	4,570,750
9,175,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	8,578,625
4,825,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	4,933,562
6,175,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	6,383,406
2,900,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	2,936,250
5,475,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	3,038,625
5,875,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	6,036,562
		TOTAL	51,864,293
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy--3.5%
$3,725,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	$3,641,187
4,950,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	4,869,562
1,000,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	1,005,000
1,825,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,884,312
375,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	388,125
1,325,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	1,371,375
1,500,000		Cimarex Energy Co., Sr. Note, 7.125%, 5/1/2017	1,496,250
2,525,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	2,509,219
2,450,000	[1,2]	Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	2,462,250
2,050,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	2,014,125
2,350,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016	2,408,750
1,100,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	1,061,500
1,475,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	1,408,625
4,125,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	3,893,278
1,775,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,668,500
2,125,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	2,093,125
600,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	588,000
1,475,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	1,504,500
2,750,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	2,818,750
		TOTAL	39,086,433
		Entertainment--1.4%
5,800,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	5,510,000
3,325,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 10.07%, 4/1/2012	3,208,625
4,775,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	5,001,812
1,375,000		Universal City Florida Holding Co., Floating Rate Note, 10.11%, 5/1/2010	1,395,625
		TOTAL	15,116,062
		Environmental--1.3%
4,800,000		Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016	4,932,000
5,650,000		Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017	5,706,500
1,025,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	1,117,250
2,470,000		Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	2,728,787
		TOTAL	14,484,537
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institutions--1.9%
$3,175,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	$3,040,062
7,400,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	7,048,093
7,510,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	7,387,302
3,625,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	3,480,000
		TOTAL	20,955,457
		Food & Beverage--6.2%
8,925,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	8,344,875
3,125,000		Aramark Corp., Floating Rate Note - Sr. Note, 8.86%, 2/1/2015	3,171,875
2,750,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	2,818,750
4,200,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	4,179,000
750,000	[1,2]	Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	753,750
2,350,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	2,361,750
3,600,000		Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011	3,564,000
4,350,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	4,154,250
4,875,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	4,704,375
4,800,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	4,152,000
5,375,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	5,401,875
4,150,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	3,838,750
4,200,000		Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	4,305,000
3,125,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015	2,992,187
3,150,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017	2,968,875
6,850,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	6,473,250
2,175,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	2,229,375
2,075,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	2,137,250
		TOTAL	68,551,187
		Gaming--4.6%
2,875,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%, 6/15/2015	2,709,687
3,159,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	3,285,360
2,150,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	2,160,750
1,875,000		Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	1,546,875
4,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	4,125,000
4,000,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	3,705,000
4,950,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	4,943,812
4,950,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	5,110,875
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--continued
$1,275,000		MTR Gaming Group, Inc., Sr. Sub. Note, Series B, 9.00%, 6/1/2012	$1,268,625
4,525,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	4,762,562
2,900,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	2,972,500
3,325,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	3,408,125
1,525,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	1,547,875
2,300,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	2,334,500
1,325,000		Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016	1,318,375
2,825,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	2,817,937
3,425,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	3,373,625
		TOTAL	51,391,483
		Health Care--7.6%
2,425,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	2,582,625
3,525,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	3,278,250
2,450,000		Advanced Medical Optics, Inc., Sr. Sub. Note, 7.50%, 5/1/2017	2,266,250
2,600,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	2,483,000
4,250,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	4,483,750
2,900,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	2,810,253
1,775,000		HCA, Inc., Sr. Note, 6.375%, 1/15/2015	1,517,625
5,550,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	4,495,500
9,900,000	[1,2]	HCA, Inc., Sr. Secd. 2nd Priority Note, 9.25%, 11/15/2016	10,543,500
11,125,000	[1,2]	HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	11,903,750
4,450,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	4,717,000
3,925,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	3,650,250
2,925,000		Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	2,976,187
2,850,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	2,864,250
750,000		United Surgical Partners International, Inc., Sr. Sub. Note, 8.875%, 5/1/2017	761,250
1,175,000	[1,2]	Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 8.76%, 6/1/2015	1,175,000
750,000	[1,2]	Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	746,250
3,825,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	3,729,375
3,750,000	[1,2]	Varietal Distribution, Unsecd. Note, Series 144A, 10.25%, 7/15/2015	3,637,500
1,875,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,856,250
3,100,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	3,107,750
1,250,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,253,125
2,675,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	2,741,875
4,110,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	3,842,850
		TOTAL	83,423,415
Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial - Other--7.2%
$7,000,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	$6,755,000
2,650,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	2,636,750
4,650,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	4,586,062
2,875,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	3,018,750
1,825,000	[1,2]	Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	1,815,875
3,425,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	3,604,812
1,225,000	[1,2]	ESCO Corp., Floating Rate Note - Sr. Note, 9.57%, 12/15/2013	1,188,250
1,150,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	1,138,500
5,950,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	6,188,000
2,275,000		General Cable Corp., Floating Rate Note - Sr. Note, 7.735%, 4/1/2015	2,218,125
1,550,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	1,526,750
3,725,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	3,790,187
2,900,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	2,878,250
7,525,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	7,336,875
1,050,000	[1,2]	Mueller Water Products, Inc., Sr. Sub. Note, 7.375%, 6/1/2017	981,750
5,650,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	5,833,625
2,500,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	2,400,000
5,654,631		Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012	6,050,455
2,650,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	2,583,750
4,475,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	4,519,750
2,800,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015	2,268,000
3,875,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	3,845,937
2,375,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	2,380,937
		TOTAL	79,546,390
		Lodging--1.2%
1,475,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	1,478,688
3,450,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	3,389,625
2,150,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	2,139,250
1,425,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	1,442,813
3,275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	3,272,138
1,450,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	1,435,877
		TOTAL	13,158,391
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Cable--1.7%
$1,750,000		CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008	$1,758,750
1,825,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	1,831,844
9,600,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	9,864,000
4,400,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	4,730,000
1,175,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	1,110,375
		TOTAL	19,294,969
		Media - Non-Cable--10.3%
5,041,088		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	5,217,526
2,100,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	2,152,500
5,800,000		CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012	6,258,722
1,500,000		CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011	1,568,445
850,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	810,688
5,232,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	5,460,900
4,400,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	4,158,000
7,775,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	7,833,313
5,350,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	5,363,375
9,850,000		Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016	10,601,063
1,400,000	[1,2]	Intelsat Bermuda Ltd., Sr. Note, 8.89%, 1/15/2015	1,421,000
6,125,000		Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015	5,068,438
3,200,000		Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015	3,280,000
550,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	533,500
2,050,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	1,988,500
4,050,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	4,090,500
2,575,000	[1,2]	Local TV Finance LLC/Local TV Finance Corp., Sr. Unsecd. Note, 9.25%, 6/15/2015	2,433,375
3,175,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	3,286,125
1,275,000		PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014	1,319,625
3,325,000	[1,2]	Quebecor Media, Inc., Sr. Note, 7.75%, 3/15/2016	3,187,844
2,050,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	1,965,438
1,900,000		R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	1,805,000
850,000	[1,2]	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	867,000
3,800,000		R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	3,890,250
8,702,000		R.H. Donnelly Corp, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	9,300,263
1,766,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	1,947,015
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Non-Cable--continued
$3,875,000	[1,2]	Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017	$3,506,875
5,350,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	5,537,250
1,150,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	1,127,000
7,750,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	7,788,750
		TOTAL	113,768,280
		Metals & Mining--1.1%
2,975,000		Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	2,766,750
2,400,000		Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	2,136,000
3,500,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	3,832,500
3,100,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	3,007,000
6,200,000	[3]	Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009	0
		TOTAL	11,742,250
		Packaging--1.7%
4,625,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	4,555,625
3,775,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	3,878,813
5,275,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	5,472,813
2,650,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	2,756,000
2,000,000	[1,2]	Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015	2,080,000
977,424	[1,3]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	45,352
		TOTAL	18,788,603
		Paper--1.1%
6,650,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	6,866,125
4,975,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	5,360,563
		TOTAL	12,226,688
		Restaurants--0.5%
2,800,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	2,842,000
2,675,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 8.19%, 3/15/2014	2,624,844
		TOTAL	5,466,844
		Retailers--3.2%
1,225,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	1,176,000
1,250,000		AutoNation, Inc., Floating Rate Note - Sr. Note, 7.36%, 4/15/2013	1,200,000
4,825,000	[1,2]	Claire's Stores, Inc., Sr. Sub. Note, 10.50%, 6/1/2017	3,739,375
6,175,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	6,313,938
Principal Amount			Value
		CORPORATE BONDS--continued
		Retailers--continued
$5,007,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	$4,781,685
3,650,000	[1,2]	General Nutrition Center, Floating Rate Note - Sr. Note, 10.01%, 3/15/2014	3,522,250
5,775,000		NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	5,240,813
3,775,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	3,784,438
5,150,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	4,892,500
1,050,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	1,010,625
		TOTAL	35,661,624
		Services--0.8%
5,350,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	5,644,250
2,725,000		West Corp., Sr. Note, 9.50%, 10/15/2014	2,827,188
		TOTAL	8,471,438
		Technology--5.3%
5,300,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	4,677,250
1,525,000	[1,2]	CHR Intermediate Holding Corp., Floating Rate Note - Sr. Note, 12.87%, 6/1/2013	1,559,313
4,375,000	[1,2]	Compucom System, Inc., 12.50%, 10/1/2015	4,189,063
3,425,000	[1,2]	Compucom System, Inc., Sr. Note, 12.00%, 11/1/2014	4,332,625
2,250,000		Deluxe Corp., 5.125%, 10/1/2014	1,946,250
500,000		Deluxe Corp., Sr. Unsecd. Note, 7.375%, 6/1/2015	496,250
3,225,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	3,128,250
2,075,000		MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014	1,442,125
4,850,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	4,692,375
4,100,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	4,243,500
4,575,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	4,872,375
2,675,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	2,628,188
2,503,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 10.86%, 4/1/2012	2,634,408
6,200,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	6,479,000
4,625,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	4,856,250
4,725,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	4,963,097
1,150,000		Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016	1,165,957
		TOTAL	58,306,276
		Textile--0.3%
3,550,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	3,736,375
Principal Amount			Value
		CORPORATE BONDS--continued
		Tobacco--0.6%
$6,200,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	$6,631,520
		Transportation--1.3%
6,975,000	[3,4]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
2,950,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	2,964,750
3,900,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	4,036,500
4,725,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	5,126,625
125,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	125,000
2,300,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	2,323,000
4,400,000	[3,4]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	14,575,875
		Utility - Electric--5.0%
1,275,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	1,289,280
2,725,000	[1,2]	Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	2,619,406
4,000,000	[1,2]	Edison Mission Energy, Sr. Note, 7.00%, 5/15/2017	3,960,000
6,875,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	7,150,000
1,656,907	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,669,078
4,675,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	4,932,125
1,100,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	1,105,500
3,725,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	3,734,313
6,000,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	6,030,000
625,000		Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012	645,981
1,625,000		Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015	1,594,851
2,900,000		Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018	2,929,458
1,400,000		Northwestern Corp., Note, 5.875%, 11/1/2014	1,366,667
7,400,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	7,967,402
654,000		PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008	662,449
3,400,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	3,361,277
1,475,000		TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015	1,516,886
3,400,000		TXU Corp., Sr. Note, Series P, 5.55%, 11/15/2014	2,758,828
		TOTAL	55,293,501
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Natural Gas--5.6%
$4,600,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	$4,496,500
875,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	892,845
4,925,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	5,087,097
5,150,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	4,815,250
5,025,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	4,874,250
1,075,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	1,037,319
3,725,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	3,822,357
2,697,000	[1,2]	Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	2,838,593
2,975,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	2,997,878
3,275,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,148,094
6,050,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	7,140,912
1,950,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	2,113,346
3,150,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	3,520,125
1,000,000		Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016	1,010,000
7,675,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	8,260,219
5,100,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	5,571,750
		TOTAL	61,626,535
		Wireless Communications--3.4%
2,000,000		Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.11%, 1/1/2013	2,070,000
3,425,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	3,639,063
1,200,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	1,131,000
2,776,262	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2,588,864
2,250,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	2,323,125
4,850,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	4,971,250
4,775,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	4,867,324
7,300,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	7,383,125
525,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012	556,302
2,750,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	2,879,993
4,350,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	4,670,252
		TOTAL	37,080,298
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Wireline Communications--2.4%
$3,450,000		Citizens Communications Co., 9.00%, 8/15/2031	$3,519,000
15,875,000		Qwest Corp., Note, 8.875%, 3/15/2012	17,402,969
3,650,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	3,828,470
1,750,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	1,874,688
		TOTAL	26,625,127
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,076,163,866)	1,063,858,718
		COMMON STOCKS AND WARRANTS--0.8%
		Chemicals--0.6%
1,562	[3]	General Chemical Industrial Products, Inc.	3,224,733
903	[3]	General Chemical Industrial Products, Inc., Warrants	1,687,761
669	[3]	General Chemical Industrial Products, Inc., Warrants	1,129,586
		TOTAL	6,042,080
		Consumer Products--0.0%
3,192	[1,3]	Sleepmaster LLC	32
		Industrial - Other--0.1%
835,358	[1,3]	ACP Holdings Corp., Warrants	1,106,849
		Lodging--0.0%
1,750	[1,3]	Motels of America, Inc.	0
		Media - Cable--0.1%
52,360		Virgin Media, Inc.	1,270,777
		Media - Non-Cable--0.0%
46	[3]	Sullivan Graphics, Inc.	0
6,750	[3]	XM Satellite Radio, Inc., Warrants	20,250
66,000	[3]	Ziff Davis Media, Inc., Warrants	660
		TOTAL	20,910
		Metals & Mining--0.0%
6,200	[1,3]	Republic Technologies International, Inc., Warrants	0
237,797	[1,3]	Royal Oak Mines, Inc.	3,686
		TOTAL	3,686
		Other--0.0%
746	[1,3]	CVC Claims Litigation LLC	0
Shares			Value
		COMMON STOCKS AND WARRANTS--continued
		Packaging--0.0%
24	[1,3]	Pliant Corp.	$0
107,000	[1,3]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		TOTAL COMMON STOCKS AND WARRANTS (IDENTIFIED COST $16,872,351)	8,444,334
		PREFERRED STOCK--0.0%
		Media - Non-Cable--0.0%
360	[3]	Ziff Davis Media, Inc., PIK Pfd., Series E-1 (IDENTIFIED COST $0)	5,400
		MUTUAL FUND--1.4%
14,911,873	[5,6]	Prime Value Obligations Fund, Institutional Shares, 5.27% (AT NET ASSET VALUE)	14,911,873
		TOTAL INVESTMENTS--98.5% (IDENTIFIED COST $1,107,948,090) [7]	1,087,220,325
		OTHER ASSETS AND LIABILITIES - NET--1.5%	17,025,544
		TOTAL NET ASSETS--100%	$1,104,245,869

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2007, these restricted securities amounted to $187,816,349, which represented 17.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At September 30, 2007, these liquid restricted securities amounted to $186,660,430, which represented 16.9% of total net assets.

3 Non-income producing security.

4 Principal amount and interest were not paid upon final maturity.

5 Affiliated company.

6 7-Day net yield.

7 The cost of investments for federal tax purposes amounts to $1,107,394,925.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2007 (unaudited)

Assets:
Total investments in securities, at value including $14,911,873 of an investment in an affiliated issuer (Note 5) (identified cost $1,107,948,090)		$1,087,220,325
Cash		37
Income receivable		23,157,419
Receivable for shares sold		991,021
TOTAL ASSETS		1,111,368,802
Liabilities:
Payable for investments purchased	$4,045,925
Payable for shares redeemed	2,097,874
Payable for distribution services fee (Note 5)	280,308
Payable for shareholder services fee (Note 5)	389,445
Accrued expenses	309,381
TOTAL LIABILITIES		7,122,933
Net assets for 139,634,252 shares outstanding		$1,104,245,869
Net Assets Consist of:
Paid-in capital		$1,836,753,729
Net unrealized depreciation of investments		(20,727,765)
Accumulated net realized loss on investments and foreign currency transactions		(712,217,226)
Undistributed net investment income		437,131
TOTAL NET ASSETS		$1,104,245,869
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($648,806,789 ÷ 82,014,468 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized		$7.91
Offering price per share (100/95.50 of $7.91) [1]		$8.28
Redemption proceeds per share (98.00/100 of $7.91) [1]		$7.75
Class B Shares:
Net asset value per share ($327,122,324 ÷ 41,385,896 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$7.90
Offering price per share		$7.90
Redemption proceeds per share (92.50/100 of $7.90) [1]		$7.31
Class C Shares:
Net asset value per share ($128,316,756 ÷ 16,233,888 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized		$7.90
Offering price per share		$7.90
Redemption proceeds per share (97.00/100 of $7.90) [1]		$7.66

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2007 (unaudited)

Investment Income:
Dividends (including $591,829 received from an affiliated issuer (Note 5))			$595,494
Interest			48,205,271
TOTAL INCOME			48,800,765
Expenses:
Investment adviser fee (Note 5)		$4,424,970
Administrative personnel and services fee (Note 5)		466,120
Custodian fees		24,809
Transfer and dividend disbursing agent fees and expenses		716,756
Directors'/Trustees' fees		13,427
Auditing fees		12,750
Legal fees		4,217
Portfolio accounting fees		91,115
Distribution services fee--Class B Shares (Note 5)		1,376,757
Distribution services fee--Class C Shares (Note 5)		518,363
Shareholder services fee--Class A Shares (Note 5)		830,929
Shareholder services fee--Class B Shares (Note 5)		458,919
Shareholder services fee--Class C Shares (Note 5)		169,656
Share registration costs		41,358
Printing and postage		58,160
Insurance premiums		6,181
Taxes		47,028
Miscellaneous		6,425
TOTAL EXPENSES		9,267,940
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(59,018)
Waiver of administrative personnel and services fee	(16,543)
Reimbursement of shareholder services fee--Class A Shares	(4,580)
Reimbursement of shareholder services fee--Class C Shares	(238)
TOTAL WAIVERS AND REIMBURSEMENTS		(80,379)
Net expenses			9,187,561
Net investment income			39,613,204
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			6,418,997
Net change in unrealized appreciation of investments			(35,758,448)
Net realized and unrealized loss on investments and foreign currency transactions			(29,339,451)
Change in net assets resulting from operations			$10,273,753

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2007	Year Ended 3/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$39,613,204	$92,057,609
Net realized gain (loss) on investments and foreign currency transactions	6,418,997	(3,869,135)
Net change in unrealized appreciation/depreciation of investments	(35,758,448)	43,189,318
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,273,753	131,377,792
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(24,200,758)	(52,176,493)
Class B Shares	(11,743,147)	(31,335,887)
Class C Shares	(4,427,033)	(10,366,120)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(40,370,938)	(93,878,500)
Share Transactions:
Proceeds from sale of shares	74,186,535	173,208,475
Net asset value of shares issued to shareholders in payment of distributions declared	27,774,277	64,604,686
Cost of shares redeemed	(225,654,158)	(429,914,227)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(123,693,346)	(192,101,066)
Redemption Fees [1]	34,316	47,456
Change in net assets	(153,756,215)	(154,554,318)
Net Assets:
Beginning of period	1,258,002,084	1,412,556,402
End of period (including undistributed net investment income of $437,131 and $1,194,865, respectively)	$1,104,245,869	$1,258,002,084

1 Redemption fees for the year ended March 31, 2007 have been reclassified to permit comparison.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2007 (unaudited)

1. ORGANIZATION

Federated High Income Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
ACP Holdings Corp., Warrants	9/24/2003	$ 0
CVC Claims Litigation LLC	3/26/1997 - 6/18/1997	$ 7,280,944
Motels of America, Inc.	8/30/1994	$ 117,506
Pliant Corp.	7/18/2006	$ 0
Republic Technologies International, Inc., Warrants	3/14/2000	$ 0
Royal Oak Mines, Inc.	7/31/1998 - 2/24/1999	$ 26,419
Russell Stanley Holdings, Inc.	2/5/1999 - 7/9/1999	$ 0
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999 - 5/15/2005	$ 5,216,479
Sleepmaster LLC	12/23/2004	$ 0

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 9/30/2007		Year Ended 3/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,748,446	$61,738,076	16,502,828	$130,698,898
Shares issued to shareholders in payment of distributions declared	2,165,611	17,221,986	4,756,796	37,531,995
Shares redeemed	(14,279,942)	(113,490,297)	(25,441,830)	(201,056,913)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,365,885)	$(34,530,235)	(4,182,206)	$(32,826,020)

	Six Months Ended 9/30/2007		Year Ended 3/31/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	919,750	$7,360,044	3,441,397	$27,159,902
Shares issued to shareholders in payment of distributions declared	945,070	7,518,039	2,535,155	19,979,395
Shares redeemed	(11,086,745)	(88,223,511)	(23,604,532)	(186,578,555)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(9,221,925)	$(73,345,428)	(17,627,980)	$(139,439,258)

	Six Months Ended 9/30/2007		Year Ended 3/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	636,128	$5,088,415	1,943,229	$15,349,675
Shares issued to shareholders in payment of distributions declared	381,597	3,034,252	899,468	7,093,296
Shares redeemed	(3,017,539)	(23,940,350)	(5,352,443)	(42,278,759)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,999,814)	$(15,817,683)	(2,509,746)	$(19,835,788)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(15,587,624)	$(123,693,346)	(24,319,932)	$(192,101,066)

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended September 30, 2007, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $19,768, $10,523 and $4,025, respectively. For the year ended March 31, 2007, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $25,404, $16,503 and $5,549, respectively.

4. FEDERAL TAX INFORMATION

At September 30, 2007, the cost of investments for federal tax purposes was $1,107,394,925. The net unrealized depreciation of investments for federal tax purposes was $20,174,600. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,367,568 and net unrealized depreciation from investments for those securities having an excess of cost over value of $57,542,168.

At March 31, 2007, the Fund had a capital loss carryforward of $687,231,679 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 30,583,955
2010	$ 245,607,631
2011	$ 297,612,303
2012	$108,709,413
2015	$ 4,718,377

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2007, the Adviser voluntarily waived $49,569 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $16,543 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2007, FSC retained $51,748 of fees paid by the Fund.

Sales Charges

For the six months ended September 30, 2007, FSC retained $35,952 in sales charges from the sale of Class A Shares. FSC also retained $1,831 of contingent deferred sales charges relating to redemptions of Class A Shares and $8,574 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial Intermediaries may include a company affiliated with management of Federated Investors, Inc. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. A Financial Intermediary affiliated with management of Federated Investors, Inc. received $3,828 of Service Fees for the six months ended September 30, 2007. For the six months ended September 30, 2007, FSSC voluntarily reimbursed $4,818 of shareholder services fees. For the six months ended September 30, 2007, FSSC received did not receive any fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended September 30, 2007, the Adviser reimbursed $9,449 in connection with the affiliated mutual fund listed below. Transactions with the affiliated company during the six months ended September 30, 2007 are as follows:

Affiliates	Balance of Shares Held 3/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	149,040,448	134,128,575	14,911,873	$14,911,873	$591,829

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2007, were as follows:

Purchases	$109,849,157
Sales	$219,801,203

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of September 30, 2007, there were no outstanding loans. During the six months ended September 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2007, there were no outstanding loans. During the six months ended September 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED HIGH INCOME BOND FUND, INC. (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314195108
Cusip 314195207
Cusip 314195306

8110103 (11/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED HIGH INCOME BOND FUND, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 20, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        NOVEMBER 20, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 20, 2007